BUSINESS ACQUISITIONS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 01, 2010
Business Acquisition [Line Items]
Total purchase consideration				$ 46,000,000
Goodwill			14,806,586
Net income (loss)	(133,593,621)	(94,292,695)	51,734,255
NRE [Member]
Business Acquisition [Line Items]
Net income (loss)			(1,097,111)
SST [Member]
Business Acquisition [Line Items]
Net income (loss)			$ 22,849,337